FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
3.	FAIR VALUE MEASUREMENTS

The following are the major categories of assets measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021:

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$32,687	$—	$—	$32,687
Total assets measured at fair value	$32,687	$—	$—	$32,687
Liabilities:
Derivative liability	$—	$—	$—	$—
Warrant liability	—	—	1,605,020	1,605,020
Total liabilities measured at fair value	$—	$—	$1,605,020	$1,605,020

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$33,248	$—	$—	$33,248
Total assets measured at fair value	$33,248	$—	$—	$33,248
Liabilities:
Derivative liability	$—	$—	$5,379,878	$5,379,878
Warrant liability	—	—	1,871,687	1,871,687
Total liabilities measured at fair value	$—	$—	$7,251,565	$7,251,565

No transfers between levels have occurred in either reporting period presented.  Refer to Note 8 below for further discussion on the extinguishment of the derivative liability and Note 9 below for disclosures related to the warrant liability.

3.	FAIR VALUE MEASUREMENTS

The following are the major categories of assets measured at fair value on a recurring basis as of December 31, 2021 and 2020:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$33,248	$—	$—	$33,248
Total assets measured at fair value	$33,248	$—	$—	$33,248
Liabilities:
Derivative liability	$—	$—	$5,379,878	$5,379,878
Warrant liability	—	—	1,871,687	1,871,687
Total liabilities measured at fair value	$—	$—	$7,251,565	$7,251,565

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$32,963	$—	$—	$32,963
Total assets measured at fair value	$32,963	$—	$—	$32,963

No transfers between levels have occurred in either reporting period presented.